Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Other Intangible Assets, Net (Details) [Line Items]
Amortization expense related intangible assets	$ 1.9	$ 2.0	$ 2.2
Coinshares International Limited [Member]
Goodwill and Other Intangible Assets, Net (Details) [Line Items]
Goodwill impairment loss not disclosed flag	true